Segment and geographic information	12 Months Ended
Dec. 31, 2014
Segment and geographic information

19. Segment and geographic information

The Group engages primarily in direct sales, including TV direct sales, outbound calls, Internet sales, catalogs sales and direct sales through print media and radio, and distribution sales through its nationwide distribution network in the PRC.

The Group’s chief operating decision maker has been identified as the chairman of the Board of Directors and the CEO. The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision makers for making decisions, allocating resources and assessing performance. Based on this assessment, the Group has determined that it has two operating and reportable segments, which are direct sales, net and distribution sales, net.

The Group’s chief operating decision maker evaluates segment performance based on revenues, cost of revenues and gross profit. Accordingly, all expenses are considered corporate level activities and are not allocated to segments. Therefore, it is not practical to show profit or loss by reportable segments. Also, the Group’s chief decision maker does not assign assets to these segments.

The Group’s revenues are all generated from direct sales platform and nationwide distribution networks in the PRC. The revenues by each group of similar products are as follows:

	For the years ended December 31,
Product	2012	2013	2014
Electronic learning products	$41,345,071	$40,902,630	$44,137,557
Collectible products	20,427,475	29,642,629	15,413,624
Health products	10,691,723	10,098,466	9,876,415
Kitchen and household	2,842,536	27,008,095	9,809,998
Mobile phones	64,712,559	25,923,877	6,000,241
Fitness products	62,629,956	38,427,278	4,554,072
Cosmetics products	7,089,145	2,311,099	853,133
Auto products	452,282	323,920	191,314
Consumer electronics products	8,489,927	807,764	61,161
Other products	24,599,540	9,704,266	4,056,928

Total gross revenues	$243,280,214	$185,150,024	$94,954,443
Less: sales taxes	(706,540)	(439,144)	(199,721)

Total revenues, net	$242,573,674	$184,710,880	$94,754,722

The gross profit by segments is as follows:

Year ended December 31, 2012	Direct sales	Distribution sales	Total
Revenue, net	$193,614,500	$48,959,174	$242,573,674
Cost of revenue	96,471,502	35,475,084	131,946,586

Gross profit	$97,142,998	$13,484,090	$110,627,088

Year ended December 31, 2013	Direct sales	Distribution sales	Total
Revenue, net	$136,416,423	$48,294,457	$184,710,880
Cost of revenue	57,445,266	35,046,146	92,491,412

Gross profit	$78,971,157	$13,248,311	$92,219,468

Year ended December 31, 2014	Direct sales	Distribution sales	Total
Revenue, net	$45,232,943	$49,521,779	$94,754,722
Cost of revenue	24,352,882	32,570,037	56,922,919

Gross profit	$20,880,061	$16,951,742	$37,831,803

Geographic information

The Group operates in the PRC and all of the Group’s long-lived assets are located in the PRC.

In 2012, 2013 and 2014, no customer accounted for 10% or more of the Group’s net revenues.